Deferred tax assets (DTA) (net) / deferred tax liabilities (DTL) (net) - Summary of Differed Tax Assets (Net) (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2025 INR (₨)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 INR (₨)
Deferred Tax Liabilities [Abstract]
Deferred tax liabilities	₨ 24,481	$ 287	₨ 18,705
Net Deferred Tax Assets
Deferred Tax Assets [Abstract]
Deferred tax assets (net)	7,073	83	5,556
Net Deferred Tax Assets | Deferred Tax Assets
Deferred Tax Assets [Abstract]
Deferred tax assets (net)	29,521	346	24,218
Net Deferred Tax Assets | Deferred Tax Assets | Compound financial instruments
Deferred Tax Assets [Abstract]
Deferred tax assets (net)	3,466	41	3,113
Net Deferred Tax Assets | Deferred Tax Assets | Mark to market of derivative instruments
Deferred Tax Assets [Abstract]
Deferred tax assets (net)	151	2	78
Net Deferred Tax Assets | Deferred Tax Assets | Difference in written down value of PPE as per books of account and tax laws
Deferred Tax Assets [Abstract]
Deferred tax assets (net)	70	1	358
Net Deferred Tax Assets | Deferred Tax Assets | Unamortised ancillary borrowing cost
Deferred Tax Assets [Abstract]
Deferred tax assets (net)	1	0	1
Net Deferred Tax Assets | Deferred Tax Assets | Provision for decommissioning costs
Deferred Tax Assets [Abstract]
Deferred tax assets (net)	592	7	811
Net Deferred Tax Assets | Deferred Tax Assets | Expected credit losses
Deferred Tax Assets [Abstract]
Deferred tax assets (net)	182	2	53
Net Deferred Tax Assets | Deferred Tax Assets | Losses and unabsorbed depreciation available for offsetting against future taxable income
Deferred Tax Assets [Abstract]
Deferred tax assets (net)	23,926	280	18,828
Net Deferred Tax Assets | Deferred Tax Assets | Unused tax credt (Minimum alternate tax)
Deferred Tax Assets [Abstract]
Deferred tax assets (net)	292	3	167
Net Deferred Tax Assets | Deferred Tax Assets | Lease liabilities
Deferred Tax Assets [Abstract]
Deferred tax assets (net)	666	8	377
Net Deferred Tax Assets | Deferred Tax Assets | Others
Deferred Tax Assets [Abstract]
Deferred tax assets (net)	175	2	432
Net Deferred Tax Assets | Deferred Tax Liabilities
Deferred Tax Liabilities [Abstract]
Deferred tax liabilities	22,448	263	18,662
Net Deferred Tax Assets | Deferred Tax Liabilities | Mark to market of derivative instruments
Deferred Tax Liabilities [Abstract]
Deferred tax liabilities	667	8	37
Net Deferred Tax Assets | Deferred Tax Liabilities | Difference in written down value of PPE as per books of account and tax laws
Deferred Tax Liabilities [Abstract]
Deferred tax liabilities	20,906	245	17,923
Net Deferred Tax Assets | Deferred Tax Liabilities | Unamortised ancillary borrowing cost
Deferred Tax Liabilities [Abstract]
Deferred tax liabilities	99	1	142
Net Deferred Tax Assets | Deferred Tax Liabilities | Right of use asset
Deferred Tax Liabilities [Abstract]
Deferred tax liabilities	712	8	522
Net Deferred Tax Assets | Deferred Tax Liabilities | Others
Deferred Tax Liabilities [Abstract]
Deferred tax liabilities	₨ 64	$ 1	₨ 38